Note Employee benefits (Components of net periodic pension cost) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Recognized net actuarial loss	$ (20,100)	$ 8,505	$ (24,674)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost	29,613	29,844	27,863
Expected return on plan assets	(44,225)	(46,521)	(43,216)
Recognized net actuarial loss	17,860	8,074	21,452
Total net periodic pension (benefit) cost	3,248	(8,603)	6,099
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	1,630	1,659	1,493
Expected return on plan assets	(2,359)	(2,422)	(2,167)
Recognized net actuarial loss	1,244	431	1,330
Total net periodic pension (benefit) cost	$ 515	$ (332)	$ 656